Warrant Derivative Liabilities (Details) - Convertible note [Member] - Warrant [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Expected volatility	97.00%	96.00%
Expected dividend yield
Risk-free interest rate	1.69%	2.23%
Minimum [Member]
Expected term	4 years 8 months 2 days	3 years
Maximum [Member]
Expected term	4 years 11 months 1 day	4 years 5 months 1 day
Inception [Member]
Expected term	5 years
Expected dividend yield
Inception [Member] | Minimum [Member]
Expected volatility	91.00%
Risk-free interest rate	1.50%
Inception [Member] | Maximum [Member]
Expected volatility	107.00%
Risk-free interest rate	2.77%